ANNUAL REPORT
DECEMBER 31, 1998



















                           THE TRAVELERS SEPARATE ACCOUNT PF II
                           FOR VARIABLE ANNUITIES


















[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1998

ASSETS:

 Investments in eligible funds at market value:
  Greenwich Street Series Fund, 1,748,730 shares (cost $33,821,388) ...................      $ 37,003,126
  Smith Barney Concert Allocation Series Inc., 8,955,450 shares (cost $101,397,788)....       108,690,916
  The Travelers Series Trust, 2,318,389 shares (cost $21,481,004) .....................        24,213,953
  Travelers Series Fund Inc., 12,312,656 shares (cost $53,962,907) ....................        56,479,789
                                                                                             ------------
    Total Investments (cost $210,663,087) .............................................                       $226,387,784


 Receivables:

  Dividends ...........................................................................                             45,039
  Purchase payments and transfers from other Travelers accounts .......................                          2,271,463
                                                                                                              ------------

    Total Assets ......................................................................                        228,704,286
                                                                                                              ------------

LIABILITIES:

 Payables:
  Contract surrenders and transfers to other Travelers accounts .......................                              3,734
  Insurance charges ...................................................................                             59,652
  Administrative fees .................................................................                              7,158
 Accrued liabilities ..................................................................                              1,508
                                                                                                              ------------
Total Liabilities .....................................................................                             72,052
                                                                                                              ------------

NET ASSETS: ...........................................................................                       $228,632,234
                                                                                                              ============

                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                            STATEMENT OF OPERATIONS
         FOR THE PERIOD JUNE 24, 1998 (DATE OPERATIONS COMMENCED) TO
                               DECEMBER 31, 1998


INVESTMENT INCOME:
 Dividends ....................................................                            $    190,250

EXPENSES: .....................................................
 Insurance charges ............................................           $    589,511
 Administrative fees ..........................................                 69,316
                                                                          ------------

   Total expenses .............................................                                 658,827
                                                                                           ------------

    Net investment loss .......................................                                (468,577)
                                                                                           ------------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss) from investment transactions: ...........
  Proceeds from investments sold ..............................              3,768,072
  Cost of investments sold ....................................              3,868,691
                                                                          ------------
    Net realized gain (loss) ..................................                                (100,619)
 Unrealized gain (loss) on investments: .......................
  Unrealized gain at December 31, 1998 ........................                              15,724,697
                                                                                           ------------
     Net realized gain (loss) and unrealized gain (loss) ......                              15,624,078
                                                                                           ------------
 Net increase in net assets resulting from operations .........                            $ 15,155,501
                                                                                           ============

                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT PF II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
         FOR THE PERIOD JUNE 24, 1998 (DATE OPERATIONS COMMENCED) TO
                              DECEMBER 31, 1998


OPERATIONS:
 Net investment loss ..........................................  $    (468,577)
 Net realized gain (loss) from investment transactions ........       (100,619)
 Unrealized gain (loss) on investments ........................     15,724,697
                                                                 -------------

  Net increase in net assets resulting from operations ........     15,155,501
                                                                 -------------

UNIT TRANSACTIONS:
 Participant purchase payments
  (applicable to 229,328,581 units) ...........................    215,425,708
 Participant transfers from other Travelers accounts
  (applicable to 5,426,668 units) .............................      5,227,125
 Administrative charges
  (applicable to 2,412 units) .................................         (2,136)
 Contract surrenders
  (applicable to 2,118,018 units) .............................     (1,980,525)
 Participant transfers to other Travelers accounts
  (applicable to 5,290,519 units) .............................     (5,193,439)
                                                                 -------------

 Net increase in net assets resulting from unit transactions ..    213,476,733
                                                                 -------------

  Net increase in net assets ..................................    228,632,234

NET ASSETS:
 Beginning of period ..........................................             --
                                                                 -------------

 End of period ................................................  $ 228,632,234
                                                                 =============

                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Separate Account PF II for Variable Annuities ("Separate Account PF II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable annuity contracts issued by Travelers Life. Separate Account PF II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant purchase payments applied to Separate Account PF II are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Separate Account PF II were: Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Cap Value Portfolio, Smith Barney Money Market Portfolio and MFS Total Return Portfolio of Travelers Series Fund Inc.; MFS Mid Cap Growth Portfolio and MFS Research Portfolio of The Travelers Series Trust; Appreciation Portfolio of Greenwich Street Series Fund and Select High Growth Portfolio, Select Growth Portfolio, Select Balanced Portfolio, Select Conservative Portfolio and Select Income Portfolio of Smith Barney Concert Allocation Series Inc. Travelers Series Fund Inc. and Smith Barney Concert Allocation Series Inc. are incorporated under Maryland law. The Travelers Series Trust and Greenwich Street Series Fund are registered as Massachusetts business trusts. All eligible funds are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

    The following is a summary of significant accounting policies consistently followed by Separate Account PF II in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES. The operations of Separate Account PF II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account PF II. Separate Account PF II is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

    The aggregate costs of purchases and proceeds from sales of investments were $214,531,778 and $3,768,072, respectively, for the period ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $210,663,087 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $15,724,697.

3.  CONTRACT CHARGES

    Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. These charges are equivalent to 1.25% of the average net assets of Separate Account PF II on an annual basis.

    Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.15% of the average net assets of Separate Account PF II on an annual basis.

    For contracts in the accumulation phase, an annual charge of $30 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

    No sales charge is deducted from participant purchase payments when they are received. However, Travelers Life generally assesses a contingent deferred sales charge of up to 8% if a participant's purchase payment is surrendered within eight years of its payment date. Contract surrender payments include $16,888 of contingent deferred sales charges for the period ended December 31, 1998.

4.  NET CONTRACT OWNERS' EQUITY

                                                                 DECEMBER 31, 1998
                                                       --------------------------------------

                                                       ACCUMULATION        UNIT       NET
                                                          UNITS           VALUE      ASSETS
                                                          -----           -----      ------
Greenwich Street Series Fund
 Appreciation Portfolio .......................        36,108,910     $    1.032   $37,269,078

Smith Barney Concert Allocation Series Inc.
 Select Balanced Portfolio ....................        37,964,992          1.010    38,336,736
 Select Conservative Portfolio ................        14,254,579          1.006    14,344,719
 Select Growth Portfolio ......................        30,475,847          1.028    31,336,472
 Select High Growth Portfolio .................        18,718,704          1.007    18,857,052
 Select Income Portfolio ......................         6,835,035          1.005     6,868,179

The Travelers Series Trust
 MFS Mid Cap Growth Portfolio .................         5,280,045          1.008     5,322,206
 MFS Research Portfolio .......................        18,932,328          1.009    19,108,564

Travelers Series Fund Inc.
 MFS Total Return Portfolio ...................        11,901,259          1.011    12,036,380
 Smith Barney International Equity Portfolio...         8,642,970          0.889     7,683,936
 Smith Barney Money Market Portfolio ..........         9,365,841          1.016     9,520,367
 Smith Barney High Income Portfolio ...........         7,250,612          0.958     6,943,892
 Smith Barney Large Cap Value Portfolio .......        21,613,178          0.972    21,004,653
                                                                                 -------------
Net Contract Owners' Equity .................................................... $ 228,632,234
                                                                                 =============

5.  STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                     NO. OF          MARKET
                                                                       SHARES          VALUE
                                                                   -------------    ------------
 GREENWICH STREET SERIES FUND (16.3%)
  Appreciation Portfolio
   Total (Cost $33,821,388)                                            1,748,730     $ 37,003,126
                                                                    ------------     ------------

 SMITH BARNEY CONCERT ALLOCATION SERIES INC. (48.0%)
  Select Balanced Portfolio (Cost $36,264,954)                         3,188,969       38,044,404
  Select Conservative Portfolio (Cost $13,591,310)                     1,204,523       14,008,608
  Select Growth Portfolio (Cost $28,271,697)                           2,483,252       31,065,484
  Select High Growth Portfolio (Cost $16,558,456)                      1,486,136       18,710,456
  Select Income Portfolio (Cost $6,711,371)                              592,570        6,861,964
                                                                    ------------     ------------
    Total (Cost $101,397,788)                                          8,955,450      108,690,916
                                                                    ------------     ------------

 THE TRAVELERS SERIES TRUST (10.7%)
  MFS Mid Cap Growth Portfolio (Cost $4,595,880)                         525,966        5,285,962
  MFS Research Portfolio (Cost $16,885,124)                            1,792,423       18,927,991
                                                                    ------------     ------------
   Total (Cost $21,481,004)                                            2,318,389       24,213,953
                                                                    ------------     ------------

 TRAVELERS SERIES FUND INC. (25.0%)
  MFS Total Return Portfolio (Cost $11,360,616)                          701,947       11,954,153
  Smith Barney International Equity Portfolio (Cost $7,113,149)          549,349        7,548,057
  Smith Barney Money Market Portfolio (Cost $9,498,220)                9,498,220        9,498,220
  Smith Barney High Income Portfolio (Cost $6,814,265)                   544,596        6,894,590
  Smith Barney Large Cap Value Portfolio (Cost $19,176,657)            1,018,544       20,584,769
                                                                    ------------     ------------
   Total (Cost $53,962,907)                                           12,312,656       56,479,789
                                                                    ------------     ------------

TOTAL INVESTMENT OPTIONS (100%)
(Cost $210,663,087)                                                                  $226,387,784
                                                                                     ============

6. SCHEDULE OF SEPARATE ACCOUNT PF II OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD JUNE 24, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998

                                                                                              SELECT
                                                        APPRECIATION     SELECT BALANCED   CONSERVATIVE      SELECT GROWTH
                                                          PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO
                                                        ------------    ---------------    ------------      -------------
INVESTMENT INCOME:
Dividends ............................................  $     23,882      $     23,373      $      7,840      $     15,073
                                                        ------------      ------------      ------------      ------------

EXPENSES:
Insurance charges ....................................        95,877           100,848            33,313            82,855
Administrative fees ..................................        10,860            12,102             3,998             9,160
                                                        ------------      ------------      ------------      ------------
     Net investment income (loss) ....................       (82,855)          (89,577)          (29,471)          (76,942)
                                                        ------------      ------------      ------------      ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .....................            --            96,895            80,689                42
  Cost of investments sold ...........................            --           101,006            84,605                41
                                                        ------------      ------------      ------------      ------------

   Net realized gain (loss) ..........................            --            (4,111)           (3,916)                1
                                                        ------------      ------------      ------------      ------------

Unrealized gain (loss) on investments:
 End of period .......................................     3,181,738         1,779,450           417,298         2,793,787
                                                        ------------      ------------      ------------      ------------

Net increase (decrease) in net assets
     resulting from operations .......................     3,098,883         1,685,762           383,911         2,716,846
                                                        ------------      ------------      ------------      ------------




UNIT TRANSACTIONS:
Participant purchase payments ........................    33,875,982        35,896,896        13,964,837        28,553,318
Participant transfers from other Travelers accounts ..       613,652         1,111,468           105,139           405,100
Administrative charges ...............................          (396)             (223)              (73)             (293)
Contract surrenders ..................................      (225,799)         (307,397)          (81,811)         (266,491)
Participant transfers to other Travelers accounts ....       (93,244)          (49,770)          (27,284)          (72,008)
                                                        ------------      ------------      ------------      ------------

  Net increase (decrease) in net assets
     resulting from unit transactions ................    34,170,195        36,650,974        13,960,808        28,619,626
                                                        ------------      ------------      ------------      ------------

     Net increase (decrease) in net assets ...........    37,269,078        38,336,736        14,344,719        31,336,472




NET ASSETS:
  Beginning of period ................................            --                --                --                --
                                                        ------------      ------------      ------------      ------------

  End of period ......................................  $ 37,269,078      $ 38,336,736      $ 14,344,719      $ 31,336,472
                                                        ============      ============      ============      ============

                                                        SELECT HIGH
                                                      GROWTH PORTFOLIO
                                                      ----------------
Investment Income:
Dividends ............................................  $      9,765
                                                        ------------

EXPENSES:
Insurance charges ....................................        47,540
Administrative fees ..................................         5,705
                                                        ------------
     Net investment income (loss) ....................       (43,480)
                                                        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .....................        84,677
  Cost of investments sold ...........................       105,864
                                                        ------------

   Net realized gain (loss) ..........................       (21,187)
                                                        ------------

Unrealized gain (loss) on investments:
 End of period .......................................     2,152,000
                                                        ------------

Net increase (decrease) in net assets
     resulting from operations .......................     2,087,333
                                                        ------------




UNIT TRANSACTIONS:
Participant purchase payments ........................    16,963,444
Participant transfers from other Travelers accounts ..       312,733
Administrative charges ...............................          (227)
Contract surrenders ..................................      (467,000)
Participant transfers to other Travelers accounts ....       (39,231)
                                                        ------------

  Net increase (decrease) in net assets
     resulting from unit transactions ................    16,769,719
                                                        ------------

     Net increase (decrease) in net assets ...........    18,857,052




NET ASSETS:
  Beginning of period ................................            --
                                                        ------------

  End of period ......................................  $ 18,857,052
                                                        ============


                                                                        SMITH BARNEY      SMITH BARNEY      SMITH BARNEY
SELECT INCOME    MFS MID CAP       MFS RESEARCH        MFS TOTAL        INTERNATIONAL     MONEY MARKET       HIGH INCOME
 PORTFOLIO     GROWTH PORTFOLIO      PORTFOLIO      RETURN PORTFOLIO   EQUITY PORTFOLIO      PORTFOLIO        PORTFOLIO
-----------    ----------------   --------------    ----------------   ----------------   -------------    -------------
$      2,742      $         --      $     29,575      $         --      $         --      $     78,000      $         --
------------      ------------      ------------      ------------      ------------      ------------      ------------


      15,877            13,090            51,679            31,934            22,123            20,747            19,155
       1,905             1,571             6,202             3,832             2,655             2,490             2,299
------------      ------------      ------------      ------------      ------------      ------------      ------------
     (15,040)          (14,661)          (28,306)          (35,766)          (24,778)           54,763           (21,454)
------------      ------------      ------------      ------------      ------------      ------------      ------------




     269,391             9,266           422,890            97,491            10,785         2,429,201           244,818
     275,645            10,624           447,926            98,157            12,696         2,429,201           262,377
------------      ------------      ------------      ------------      ------------      ------------      ------------

      (6,254)           (1,358)          (25,036)             (666)           (1,911)               --           (17,559)
------------      ------------      ------------      ------------      ------------      ------------      ------------


     150,593           690,082         2,042,867           593,537           434,908                --            80,325
------------      ------------      ------------      ------------      ------------      ------------      ------------


     129,299           674,063         1,989,525           557,105           408,219            54,763            41,312
------------      ------------      ------------      ------------      ------------      ------------      ------------




   7,016,846         4,631,285        17,529,605        11,116,443         7,277,934        12,412,686         6,878,007
     190,316            67,557           387,204           445,918            71,577           502,963           431,937
         (20)              (67)             (262)             (140)             (108)              (27)              (79)
     (48,279)          (34,788)          (91,883)          (75,519)          (55,089)          (72,422)          (60,485)
    (419,983)          (15,844)         (705,625)           (7,427)          (18,597)       (3,377,596)         (346,800)
------------      ------------      ------------      ------------      ------------      ------------      ------------


   6,738,880         4,648,143        17,119,039        11,479,275         7,275,717         9,465,604         6,902,580
------------      ------------      ------------      ------------      ------------      ------------      ------------

   6,868,179         5,322,206        19,108,564        12,036,380         7,683,936         9,520,367         6,943,892




          --                --                --                --                --                --                --
------------      ------------      ------------      ------------      ------------      ------------      ------------
$  6,868,179      $  5,322,206      $ 19,108,564      $ 12,036,380      $  7,683,936      $  9,520,367      $  6,943,892
============      ============      ============      ============      ============      ============      ============


   SMITH BARNEY
  LARGE CAP VALUE
     PORTFOLIO
  ---------------
    $         --
    ------------


          54,473
           6,537
    ------------
         (61,010)
    ------------




          21,927
          40,549
    ------------

         (18,622)
    ------------


       1,408,112
    ------------


       1,328,480
    ------------




      19,308,425
         581,561
            (221)
        (193,562)
         (20,030)
    ------------


      19,676,173
    ------------

      21,004,653




              --
    ------------
    $ 21,004,653
    ============

6. SCHEDULE OF SEPARATE ACCOUNT PF II OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD JUNE 24, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)

                                                           COMBINED
                                                       ---------------
INVESTMENT INCOME:
Dividends ............................................  $     190,250
                                                        -------------

EXPENSES:
Insurance charges ....................................        589,511
Administrative fees ..................................         69,316
                                                        -------------
     Net investment income (loss) ....................       (468,577)
                                                        -------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold .....................      3,768,072
  Cost of investments sold ...........................      3,868,691
                                                        -------------

     Net realized gain (loss) ........................       (100,619)
                                                        -------------

Unrealized gain (loss) on investments:
  End of period ......................................     15,724,697
                                                        -------------

Net increase (decrease) in net assets
     resulting from operations .......................     15,155,501
                                                        -------------




UNIT TRANSACTIONS:
Participant purchase payments ........................    215,425,708
Participant transfers from other Travelers accounts ..      5,227,125
Administrative charges ...............................         (2,136)
Contract surrenders ..................................     (1,980,525)
Participant transfers to other Travelers accounts ....     (5,193,439)
                                                        -------------

  Net increase (decrease) in net assets
     resulting from unit transactions ................    213,476,733
                                                        -------------

     Net increase (decrease) in net assets ...........    228,632,234




NET ASSETS:
  Beginning of period ................................              -
                                                        -------------
  End of period ......................................  $ 228,632,234
                                                        =============

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT PF II FOR THE PERIOD JUNE 24, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998

                                                                                    SELECT                         SELECT HIGH
                                              APPRECIATION    SELECT BALANCED    CONSERVATIVE    SELECT GROWTH       GROWTH
                                                PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                              ------------    ---------------    ------------    -------------    ------------
Accumulation units beginning of period ......          --               --               --               --               --
Accumulation units purchased and
 transferred from other Travelers accounts ..  36,447,286       38,330,624       14,365,616       30,831,002       19,291,390
Accumulation units redeemed and
 transferred to other Travelers accounts ....    (338,376)        (365,632)        (111,037)        (355,155)        (572,686)
                                              -----------      -----------      -----------      -----------      -----------

Accumulation units end of period ............  36,108,910       37,964,992       14,254,579       30,475,847       18,718,704
                                              ===========      ===========      ===========      ===========      ===========


                                             SELECT INCOME
                                               PORTFOLIO
                                             -------------
Accumulation units beginning of period ......          --
Accumulation units purchased and
 transferred from other Travelers accounts ..   7,311,353
Accumulation units redeemed and
 transferred to other Travelers accounts ....    (476,318)
                                              -----------

Accumulation units end of period ............   6,835,035
                                              ===========

                                                                                                 SMITH BARNEY     SMITH BARNEY
                                             MFS MID CAP      MFS RESEARCH      MFS TOTAL        INTERNATIONAL    MONEY MARKET
                                           GROWTH PORTFOLIO    PORTFOLIO     RETURN PORTFOLIO   EQUITY PORTFOLIO    PORTFOLIO
                                           ----------------  -------------   ---------------   ----------------  -------------
Accumulation units beginning of period ......          --               --               --               --               --
Accumulation units purchased and
 transferred from other Travelers accounts ..   5,335,470       19,814,742       11,988,394        8,731,506       12,772,783
Accumulation units redeemed and
 transferred to other Travelers accounts ....     (55,425)        (882,414)         (87,135)         (88,536)      (3,406,942)
                                              -----------      -----------      -----------      -----------      -----------

Accumulation units end of period ............   5,280,045       18,932,328       11,901,259        8,642,970        9,365,841
                                              ===========      ===========      ===========      ===========      ===========


                                               SMITH BARNEY
                                                HIGH INCOME
                                                PORTFOLIO
                                              -------------
Accumulation units beginning of period ......           --
Accumulation units purchased and
 transferred from other Travelers accounts ..    7,686,754
Accumulation units redeemed and
 transferred to other Travelers accounts ....     (436,142)
                                               -----------

Accumulation units end of period ............    7,250,612
                                               ===========

                                                 SMITH BARNEY
                                                LARGE CAP VALUE
                                                   PORTFOLIO      COMBINED
                                                --------------- ------------
Accumulation units beginning of period ......            --               --
Accumulation units purchased and
 transferred from other Travelers accounts ..    21,848,329      234,755,249
Accumulation units redeemed and
 transferred to other Travelers accounts ....      (235,151)      (7,410,949)
                                                -----------      -----------
Accumulation units end of period ............    21,613,178      227,344,300
                                                ===========      ===========

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Annuity Contracts of
The Travelers Separate Account PF II for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account PF II for Variable Annuities as of December 31, 1998, and the related statement of operations and changes in net assets for the period June 24, 1998 (date operations commenced) to December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account PF II for Variable Annuities as of December 31, 1998, the results of its operations and the changes in its net assets for the period June 24, 1998 (date operations commenced) to December 31, 1998, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              INDEPENDENT AUDITORS

                                    KPMG LLP
                             Hartford, Connecticut












This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Separate Account PF II for Variable Annuities or Separate Account PF II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account PF II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.









SepPF II (Annual) (12-98) Printed in U.S.A.